Shareholder Fees {- Fidelity Freedom® 2060 Fund}	Jul. 13, 2021 USD ($)
03.31 Fidelity Freedom Funds Combo PRO - Class K-08 | Fidelity Freedom® 2060 Fund
Shareholder Fees:
(fees paid directly from your investment)	none